SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Schedule of intangible assets except goodwill

Years
Software	3-6
License	3-20
Other intangible assets	3-30

Schedule of property and equipment

Years
Buildings	10-50
Leasehold improvements	3-10
Switching equipment	3-15
Telegraph, telex, and data communication equipment	15
Transmission installation and equipment	3-40
Satellite, earth station, and equipment	4-20
Cable network	3-25
Drop cable	5
Power supply	4-25
Data processing equipment	4-20
Other telecommunication peripherals	3-5
Office equipment	2-5
Vehicles	4-8
Other equipment	2-5

Schedule of estimated useful life of ROU assets

Years
Land rights	1-50
Buildings	1-30
Transmission installation and equipment	1-25
Vehicles	1-6
Others	1-6

Schedule of disclosure of buy and sell rates used to translate monetary assets and liabilities denominated in foreign currency

	2024		2025
	Buy	Sell	Buy	Sell
British Pound (“GBP”) 1	20,198	20,212	22,386	22,401
United States Dollar (“US$”) 1	16,090	16,100	16,672	16,681
Australian Dollar (“AU$”) 1	9,995	10,009	11,136	11,149
Singapore Dollar (“SGD”) 1	11,815	11,829	12,960	12,969
New Taiwan Dollar (“TWD”) 1	490.07	490.52	530.38	531.21
Euro ("EUR") 1	16,761	16,775	19,541	19,556
Japanese Yen ("JPY") 1	103.02	103.11	106.45	106.52
Malaysian Ringgit ("MYR") 1	3,591	3,601	4,101	4,111
Hong Kong Dollar (“HKD”) 1	2,072	2,074	2,142	2,143
Myanmar Kyat (“MMK”) 1	7.64	7.69	7.91	7.97

Summary of changes in estimated useful lives

In 2025, the Company determined changes in the estimated useful lives of certain assets owned by the Company are as follows:

			Change in
		Estimated	estimated
		useful lives	useful lives
Property and equipment	Asset class	(years)	(years)
Cable network	Optical line terminal	25	8
Switching equipment	Switching equipment	10-15	5-10
Transmission installation, and equipment	Terrestrial transmission	10-15	8
Satellite, earth station, and equipment	IP Multimedia Subsystem ("IMS")	10-15	8

Impact on the Consolidated Statements of Financial Position

		As previously		As
January 1, 2024	Notes	reported	Adjustments	restated
Property and equipment	12	178,800	(8,692)	170,108
Deferred tax assets	28h	4,220	1,652	5,872
Total Non-current Assets		230,964	(7,040)	223,924
Total Assets		286,592	(7,040)	279,552

Retained earnings		128,146	(7,040)	121,106
Net equity attributable to
owners of the parent company		135,576	(7,040)	128,536
Total Equity		156,235	(7,040)	149,195
Total Liabilities and Equity		286,592	(7,040)	279,552

		As previously		As
December 31, 2024	Notes	reported	Adjustments	restated
Property and equipment	12	178,585	(10,231)	168,354
Deferred tax assets	28h	3,437	1,945	5,382
Total Non-current Assets		236,203	(8,286)	227,917
Total Assets		299,297	(8,286)	291,011

Retained earnings		134,199	(8,286)	125,913
Net equity attributable to
owners of the parent company		141,888	(8,286)	133,602
Total Equity		162,146	(8,286)	153,860
Total Liabilities and Equity		299,297	(8,286)	291,011

		As previously		As
January 1, 2024	Notes	reported	Adjustments	restated
Depreciation and amortization expenses	12,13a	(32,569)	(1,696)	(34,265)
Operating profit		44,485	(1,696)	42,789
Profit before income tax		40,855	(1,696)	39,159
Income tax benefit
Deferred tax	28d	9	322	331
Profit for the year		32,068	(1,374)	30,694
Comprehensive income for the year		30,614	(1,374)	29,240
Profit for the year attributable to
Owners of the parent company		24,427	(1,374)	23,053
Comprehensive income for the year attributable to
Owners of the parent company		22,949	(1,374)	21,575
Basic earnings per share (in full amount)
Profit per share		246.58	(13.87)	232.71
Profit per ADS (100 Series B shares per ADS)		24,658.24	(1,387.01)	23,271.23

		As previously		As
December 31, 2024	Notes	reported	Adjustments	restated
Depreciation and amortization expenses	12,13a	(32,596)	(1,538)	(34,134)
Operating profit		43,009	(1,538)	41,471
Profit before income tax		39,158	(1,538)	37,620
Income tax expense
Deferred tax	28d	(798)	292	(506)
Profit for the year		30,725	(1,246)	29,479
Comprehensive income for the year		31,620	(1,246)	30,374
Profit for the year attributable to
Owners of the parent company		23,611	(1,246)	22,365
Comprehensive income for the year attributable to
Owners of the parent company		24,396	(1,246)	23,150
Basic earnings per share (in full amount)
Profit per share		238.35	(12.58)	225.77
Profit per ADS (100 Series B shares per ADS)		23,834.52	(1,257.80)	22,576.72